Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Summary of Accrued Expenses Payable

	2023	2022
Accruals and estimations	$4,231	$4,167
Labor related provisions	53,510	34,423
Liability for social security contributions	7,018	6,323
Other	181	—
	$64,940	$44,913